Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts payable and accrued liabilities
Trade accounts payable		$ 5,721	$ 1,319
Accrued liabilities		2,888	1,103
Warranty provision		26	108
Payable for Next acquisition			3,211
Other payables		1,560	717
Accounts payable and accrued liabilities	$ 17,256	$ 10,195	$ 6,458